Offerings	May 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	An unspecified number of securities of each identified class is being registered under this Registration Statement as may from time to time be offered at indeterminate prices and as may be issuable upon conversion, redemption, repurchase, exchange or exercise of any of the securities registered hereunder. Separate consideration may not be received for securities that are issuable on conversion, redemption, repurchase, exchange or exercise of other securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. In reliance on and in accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant is deferring payment of the registration fee, except for $31,281.41 that has already been paid with respect to $269,885,000 aggregate amount of securities that were previously registered pursuant to a Registration Statement on Form S-3ASR (File No. 333-272180), which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts and Stock Purchase Units
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-272180
Carry Forward Initial Effective Date	May 24, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-272180
Carry Forward Initial Effective Date	May 24, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-272180
Carry Forward Initial Effective Date	May 24, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-272180
Carry Forward Initial Effective Date	May 24, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts and Stock Purchase Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-272180
Carry Forward Initial Effective Date	May 24, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-272180
Carry Forward Initial Effective Date	May 24, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 269,885,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-272180
Carry Forward Initial Effective Date	May 24, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 31,281.41
Offering Note	The Registrant previously registered an aggregate principal amount of $500,000,000 of securities pursuant to a Registration Statement on Form S-3 (File No. 333-215278) filed on December 22, 2016, as amended on January 18, 2017, which was declared effective on January 23, 20217 (the "2016 Registration Statement"). In connection with the filing of the 2016 Registration Statement, a registration fee in the amount of $57,950 was paid. On February 28, 2020, the Registrant registered an indeterminate amount of securities pursuant to a Registration Statement on Form S-3ASR (File No. 333-236738) (the "2020 Registration Statement") and carried forward $269,885,000 aggregate amount of unsold securities and the filing fee of $31,281.41 previously paid in connection with such unsold securities from the 2016 Registration Statement. On May 24, 2023, the Registrant registered an indeterminate amount of securities pursuant to a Registration Statement on Form S-3 (File No. 333-272180) (the "2023 Registration Statement") and carried forward $269,885,000 aggregate amount of unsold securities and the filing fee of $31,281.41 previously paid in connection with such unsold securities from the 2020 Registration Statement. Pursuant to Rule 415(a)(6), the offering of securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.